Summary of Service Based Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of fiscal year	3,389,768	3,748,507	1,496,958
Granted	726,331	48,357	406,071
Exercised	(100,650)	(252,590)	(203,687)
Forfeited/Canceled	(119,673)	(154,506)	(159,864)
Conversion from Performance-Based	0	0	2,209,029
Outstanding at end of fiscal year	3,895,776	3,389,768	3,748,507
Outstanding at beginning of fiscal year	$ 26.90	$ 26.29	$ 23.44
Granted	$ 60.00	$ 61.00	$ 27.12
Exercised	$ 25.12	$ 22.79	$ 26.67
Forfeited/Canceled	$ 39.38	$ 29.43	$ 27.00
Conversion from Performance-Based	$ 0.00	$ 0.00	$ 28.15
Outstanding at end of fiscal year	$ 32.73	$ 26.90	$ 26.29
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of stock options vested or expected to vest	$ 74.7
Aggregate intrinsic value of stock options exercisable	$ 68.3
Stock options, shares vested or expected to vest	3,790,720
Stock options, shares exercisable	2,843,656
Weighted average exercise price of stock options vested or expected to vest	$ 31.98
Weighted average exercise price of stock options exercisable	$ 25.99
Weighted average remaining contractual term of stock options vested or expected to vest	5 years 1 month 6 days
Weighted average remaining contractual term of stock options exercisable	4 years